INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2022
Inventory [Abstract]
Summary of Inventories

	2022	2021
Non-Current
Spare Parts	6,684,585	6,348,485
Allowance for obsolete inventories	(304,480)	(341,103)
Total	6,380,105	6,007,382
Current
Finished products	1,681,397	1,159,332
Production in progress	4,806,159	3,906,471
Raw materials, materials and spare parts	10,741,763	10,127,138
Fuels	3,174,680	1,748,849
Total	20,403,999	16,941,790